Invested Assets and Investment Income - Summary of Rental Income of Investment Properties (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Rental income from investment properties	$ 825	$ 837
Direct operating expenses of rental investment properties	(458)	(464)
Total	$ 367	$ 373